Disposal of Shanghai Jingyue - Schedule of Aggregated Financial Results of the Discontinued Operations (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregated Financial Results of the Discontinued Operations [Line Items]
Net income (loss) from discontinued operation				$ 3,587,371	$ (6,272,846)	$ 342,880
Current Assets
Assets of discontinued operations, current		$ 668,458			668,458
Non-current Assets
Assets of discontinued operations, non-current		4,204,879			4,204,879
Current Liabilities
Liabilities of discontinued operations, current		1,949,380			1,949,380
Liabilities of discontinued operations, non-current		4,924,205			4,924,205
Net cash provided by (used in) operating activities from discontinued operations	$ 4,827,758	1,483,065	$ (1,901,407)	4,827,758	1,483,065	(1,901,407)
Net cash used in investing activities from discontinued operations	(311,612)	(973)	(154,943)	(311,612)	(973)	(154,943)
Net cash (used in) provided by financing activities from discontinued operations	(4,490,841)	(3,169,394)	2,819,153	$ (4,490,841)	(3,169,394)	$ 2,819,153
Discontinued Operations [Member]
Schedule of Aggregated Financial Results of the Discontinued Operations [Line Items]
Revenues	118,160	2,170,333	19,723,343
Cost of revenues	(22,798)	(4,868,160)	(13,034,251)
Gross profit (loss)	95,362	(2,697,827)	6,689,092
Selling and marketing expenses	(108,772)	(3,138,009)	(3,885,308)
General and administrative expenses	(610,206)	(2,783,569)	(817,151)
Total other expenses, net	(52,042)	(66,499)	(4,799)
Loss before income taxes from operations of discontinued operation	(675,658)	(8,685,904)	1,981,834
Gain on disposal of discontinued operation	4,760,997
Income tax (expenses) benefits	(497,968)	2,413,058	(1,638,954)
Net income (loss) from discontinued operation	$ 3,587,371	(6,272,846)	$ 342,880
Current Assets
Cash and cash equivalents		139,276			139,276
Accounts receivable		156,020			156,020
Prepayments and other current assets		108,532			108,532
Inventories		264,630			264,630
Assets of discontinued operations, current		668,458			668,458
Non-current Assets
Property and equipment, net		307,626			307,626
Right of use assets, net		1,102,625			1,102,625
Deferred tax assets		2,378,810			2,378,810
Other non-current assets		415,818			415,818
Assets of discontinued operations, non-current		4,204,879			4,204,879
Total assets of discontinued operations		4,873,337			4,873,337
Current Liabilities
Accounts payable		116			116
Advance from customers		17,716			17,716
Income tax payable		662,366			662,366
Lease liabilities, current		762,033			762,033
Other payable and accrued expenses		507,149			507,149
Liabilities of discontinued operations, current		1,949,380			1,949,380
Lease liabilities		214,485			214,485
Amount due to related parties, non-current		4,709,720			4,709,720
Liabilities of discontinued operations, non-current		4,924,205			4,924,205
Total liabilities of discontinued operations		$ 6,873,585			$ 6,873,585